Analysis of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets are analyzed as:
Current	$ 3,483	$ 2,481
Deferred tax liabilities are analyzed as:
Non-current	(12,925)	(8,268)
Total	$ (9,442)	$ (5,787)